Schedule of Investments (unaudited) January 31, 2023	BlackRock LifePath® ESG Index Retirement Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 40.6%
iShares Developed Real Estate Index Fund, Class K	4,700	$45,688
iShares ESG Aware MSCI EAFE ETF	2,787	199,967
iShares ESG Aware MSCI EM ETF(b)	938	30,963
iShares ESG Aware MSCI USA ETF(b)	4,063	366,645
iShares ESG Aware MSCI USA Small-Cap ETF	2,630	95,522
iShares MSCI Canada ETF	788	28,234
iShares MSCI EAFE Small-Cap ETF(b)	499	30,509
iShares MSCI Emerging Markets Small-Cap ETF(b)	212	10,961

		808,489
Fixed-Income Funds — 59.4%
iShares ESG Aware U.S. Aggregate Bond ETF	21,346	1,031,225
iShares TIPS Bond ETF	1,413	153,523

		1,184,748
Money Market Funds — 22.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(c)(d)	444,196	444,462
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(c)	4,082	4,082

		448,544

Total Investments — 122.5% (Cost: $2,510,645)		2,441,781

Liabilities in Excess of Other Assets — (22.5)%		(448,042)

Net Assets — 100.0%		$1,993,739

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$732,939	$—		$(288,719	)(a)	$224	$18	$444,462	444,196	$1,002	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,606	476	(a)	—		—	—	4,082	4,082	35		—
iShares Developed Real Estate Index Fund, Class K	40,936	—		(674)		(71)	5,497	45,688	4,700	—		—
iShares ESG Aware MSCI EAFE ETF	187,288	1,438		(26,507)		1,257	36,491	199,967	2,787	915		—
iShares ESG Aware MSCI EM ETF	25,380	745		(483)		(189)	5,510	30,963	938	498		—
iShares ESG Aware MSCI USA ETF	345,744	11,037		(8,367)		(27)	18,258	366,645	4,063	1,404		—
iShares ESG Aware MSCI USA Small-Cap ETF	90,538	585		(2,456)		(210)	7,065	95,522	2,630	382		—
iShares ESG Aware U.S. Aggregate Bond ETF	960,632	37,976		(22,400)		(4,639)	59,656	1,031,225	21,346	6,613		—
iShares MSCI Canada ETF	26,787	476		(1,288)		(200)	2,459	28,234	788	399		—
iShares MSCI EAFE Small-Cap ETF	27,100	—		(1,978)		(81)	5,468	30,509	499	—		—
iShares MSCI Emerging Markets Small-Cap ETF	9,228	699		(194)		(23)	1,251	10,961	212	85		—
iShares TIPS Bond ETF	150,010	2,710		(2,352)		(423)	3,578	153,523	1,413	685		—

						$(4,382)	$145,251	$2,441,781		$12,018		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock LifePath® ESG Index Retirement Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$808,489	$—	$—	$808,489
Fixed-Income Funds	1,184,748	—	—	1,184,748
Money Market Funds	448,544	—	—	448,544

	$2,441,781	$—	$—	$2,441,781

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S C H E D U L E O F I N V E S T M E N T S	2